1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JULIEN BOURGEOIS

julien.bourgeois@dechert.com
+1 202 261 3451 Direct
+1 202 261 3151 Fax

June 29, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:    UBS Money Series (the “Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 30 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act (“PEA 30”) and Amendment No. 31 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of incorporating the proposed concentration policy of the Funds (as defined below) and the related risks.  Shareholders of the Funds will be asked to approve the proposed concentration policy at a special meeting of shareholders scheduled for August 16, 2011.  A preliminary proxy statement related to the Funds’ proposed concentration policy was filed with the Securities and Exchange Commission on June 3, 2011.

The prospectuses and Statement of Additional Information provided in PEA 30 relate solely to UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund (collectively, the “Funds”).

US Austin Boston Charlotte Hartford Los Angeles New York Orange County Philadelphia Princeton San Francisco

Silicon Valley Washington DC EUROPE Brussels Dublin London Luxembourg Moscow Munich Paris ASIA Beijing Hong Kong

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3451 or to Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc. at 212.882.5576.

Very truly yours,

/s/ Julien Bourgeois

Julien Bourgeois